Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04015

Eaton Vance Mutual Funds Trust
------------------------------
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
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(Address of principal Executive Offices)

Alan R. Dynner
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
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(Name and Address of Agent for Services)

(617) 482-8260
--------------
(Registrant's Telephone Number)

October 31
----------
Date of Fiscal Year End

October 31, 2003
----------------
Date of Reporting Period

Item 1. Reports to Stockholders

[EATON VANCE LOGO]

EATON VANCE
EQUITY
RESEARCH
FUND

Annual Report October 31, 2003

EATON VANCE FUNDS
EATON VANCE MANAGEMENT
BOSTON MANAGEMENT AND RESEARCH
EATON VANCE DISTRIBUTORS, INC.

PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

* Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

* None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

* Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call:
1-800-262-1122.

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IMPORTANT NOTICE
REGARDING DELIVERY OF
SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

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From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.
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

Eaton Vance Equity Research Fund as of October 31, 2003

INVESTMENT UPDATE

[PHOTO WITH CAPTION "Walter Row, Investment Team Leader"]

An interview with Walter Row, Investment Team Leader, Equity Research
Fund

Q: Walter, can you share some thoughts on what happened in the stock markets over the last 12 months?

A: Equity markets have enjoyed positive returns for the 12 months ending October 31, 2003. After several years of disappointing returns, several factors have combined to help drive stocks higher over the past year.
A strengthening U.S. economy and an improved outlook for corporate earnings were the key drivers of equity market performance. Also, the fact that interest rates and inflation remained low by historical standards also supported higher equity prices.


Five Largest Sector Positions +
-----------------------------------------------------------------------
By total net assets

Financial services -- 9.5%
Electronics/Semiconductors -- 7.7%
Banks -- 7.1%
Pharmaceuticals -- 6.0%
Oil and Gas -- 5.5%

+ Sector positions are subject to change due to active management.
* It is not possible to invest directly in an Index.


Q: While the Fund posted a solid double-digit return over the past year, its rate of increase lagged its benchmark, the S&P 500.* Can you comment on this?

A: We are pleased with the Fund's performance over the past year. By staying focused on stock selection we were able to deliver strong returns for our shareholders. Our commitment to stock selection also contributed to our underperformance relative to our benchmark. In the early phases of an equity market recovery, it is not uncommon for many of the best performing stocks to be found among lower-priced, lower-quality issues. Quite often, many of the stocks enjoying the strongest rebounds are the same stocks that suffered the sharpest losses during the market's decline. That has been very much the case over the past year. Because the stock selection for the Fund is based on fundamental research, the Fund has generally avoided owning many of these stocks.

Q:  Have there been any changes in the way the Fund is managed?

A: No, we still seek to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. Securities held in the Fund are selected by a team of investment analysts that make up the Eaton Vance equity research group. Each analyst is responsible for stock selection within his or her area of expertise and allocation for the Fund intends to maintain investments in all or substantially all of the market sectors represented in the S&P 500.*


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The views expressed in this report are those of the investment team leader and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and Eaton Vance disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for an Eaton Vance fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.
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Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
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

Eaton Vance Equity Research Fund as of October 31, 2003

INVESTMENT UPDATE Cont'd

Fundamental research remained the cornerstone of our Fund. Our analyst team conducts extensive research into a company's financials while additionally considering broad, macro-economic trends that may influence a company's growth. We believe this approach allows our analysts to see the big picture before committing to buy any security.

Q:  What positively benefited the Fund over the past year?

A: The Fund was successful in its allocations in the financial services and banking sectors, which saw improving earnings based on the overall economic recovery and the continuing low interest rate environment. Technology related stocks in general have enjoyed some of the strongest gains over the past year. Our careful selections in electronics - semiconductors helped add to our Fund's overall performance for the year. Consumer related stocks (consumer non-durables and retail) also performed well as consumer confidence rose on the back of an improving economy.

Q:  What negatively impacted Fund performance over the past year?

A: If measured against our benchmark, the Fund was impacted more by what securities it did not hold over the time period, than securities held by the Fund. Our strict research requirements eliminated many stocks from the start. Most of the more spectacular gains in the market over the past year came from lower quality issues. These are stocks that would be filtered out of the Fund's investment pool based on our commitment to disciplined fundamental research.

Q:  What is your outlook for the Fund?

A: We believe the companies now held in the Fund are attractively valued and hold positions of strength in their prospective industries. Our analyst team is a highly disciplined group who bring an average of 15 years investment experience to the task of selecting stocks. Regardless of short-term market fluctuations, our analysts focus on rigorous fundamental research which we feel is the true driver of long-term performance.

Eaton Vance Equity Research Fund as of October 31, 2003

INVESTMENT UPDATE Cont'd


Comparison of Change in Value of a $10,000 Investment in Eaton Vance Equity Research Fund, vs. the S&P 500
Composite Index* November 1, 2001 -- October 31, 2003

Eaton Vance Equity Research Fund -- Class A
Inception: 11/1/01

               Fund           Fund        S&P
           Value at     Value With        500
    Date        NAV   Sales Charge      Index
--------   --------   ------------    -------
 11/1/01    $10,000         $9,425    $10,000
11/30/01     10,430          9,830     10,525
12/31/01     10,530          9,925     10,618
 1/31/02     10,330          9,736     10,463
 2/28/02     10,130          9,548     10,261
 3/31/02     10,570          9,962     10,647
 4/30/02     10,120          9,538     10,002
 5/31/02     10,040          9,463      9,928
 6/30/02      9,330          8,794      9,221
 7/31/02      8,580          8,087      8,503
 8/31/02      8,620          8,124      8,558
 9/30/02      7,810          7,361      7,629
10/31/02      8,400          7,917      8,300
11/30/02      8,800          8,294      8,788
12/31/02      8,340          7,861      8,272
 1/31/03      8,130          7,663      8,056
 2/28/03      8,010          7,549      7,935
 3/31/03      8,090          7,625      8,011
 4/30/03      8,660          8,162      8,671
 5/31/03      9,130          8,605      9,127
 6/30/03      9,270          8,737      9,244
 7/31/03      9,330          8,794      9,407
 8/31/03      9,570          9,020      9,590
 9/30/03      9,330          8,794      9,489
10/31/03      9,860          9,293     10,025

* Investment operations commenced at the beginning of the day on 11/1/01. Therefore, the index is calculated from 10/31/01 to coincide with the fund's commencement.


Performance 1
----------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------------------------------
1 Year                                   17.38%
Life of Fund+                            -0.70%


SEC Average Annual Total Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------------
1 Year                                   10.66%
Life of Fund+                            -3.60%

+ Inception Date -- 11/01/01


* Source: Thomson Financial. Investment operations commenced 11/01/01.

  The chart compares the Fund's total return with that of the S&P 500 Composite Index, a broad-based, unmanaged market index of common stocks commonly used as a measure of U.S. stock market performance. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's return uses net dividends, which reflect the deduction of withholding taxes. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Index. The Index's total return does not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

1 Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns reflect the maximum 5.75% sales charge. 2Ten largest holdings accounted for 19.4% of the Fund's net assets.
  Holdings are subject to change.

  Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


Ten Largest Holdings 2 By total net assets
----------------------------------------------------------------------------
Citigroup, Inc.                            2.7%
General Electric Co.                       2.6
Microsoft Corp.                            2.4
Wal-Mart Stores, Inc.                      2.3
General Dynamics Corp.                     1.8
Exxon Mobil Corp.                          1.7
Caremark Rx, Inc.                          1.5
Wells Fargo & Co.                          1.5
American International Group, Inc.         1.5
Procter & Gamble Co.                       1.4

Eaton Vance Equity Research Fund as of October 31, 2003
PORTFOLIO OF INVESTMENTS

Common Stocks -- 101.2%

Security                                          Shares               Value
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Aerospace and Defense -- 3.4%
----------------------------------------------------------------------------
General Dynamics Corp.                               209            $ 17,493
Lockheed Martin Corp.                                160               7,418
Northrop Grumman Corp.                                80               7,152
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                                                                    $ 32,063
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Auto Components -- 1.0%
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Borg Warner, Inc.                                    120            $  9,551
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Banks -- 7.1%
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Bank of America Corp.                                158            $ 11,965
Charter One Financial                                219               6,999
National City Corp.                                  155               5,062
National Commerce Financial Corp.                    119               3,269
North Fork Bancorp.                                  130               5,067
SouthTrust Corp.                                     150               4,778
TCF Financial Corp.                                  110               5,740
Wachovia Corp.                                       133               6,101
Washington Mutual, Inc.                               85               3,719
Wells Fargo & Co.                                    255              14,362
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                                                                    $ 67,062
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Beverages -- 2.4%
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Anheuser-Busch Cos., Inc.                            134            $  6,601
Coca Cola Co. (The)                                  102               4,733
PepsiCo, Inc.                                        243              11,620
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                                                                    $ 22,954
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Biotechnology -- 1.2%
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Amgen, Inc.(1)                                       181            $ 11,179
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Chemicals -- 0.8%
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Dow Chemical Co. (The)                               113            $  4,259
E.I. du Pont de Nemours & Co.                         75               3,030
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                                                                    $  7,289
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Commercial Services & Supplies -- 0.4%
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First Data Corp.                                     102            $  3,641
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Communications Equipment -- 2.2%
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Cisco Systems, Inc.(1)                               499            $ 10,469
Motorola, Inc.                                       335               4,533
Nokia Corp., ADR                                     373               6,337
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                                                                    $ 21,339
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Communications Services -- 3.2%
----------------------------------------------------------------------------
BellSouth Corp.                                      178            $  4,683
SBC Communications, Inc.                             411               9,856
Telefonos De Mexico-SP, ADR                          141               4,533
Verizon Communications, Inc.                         343              11,525
                                                                    $ 30,597
----------------------------------------------------------------------------
Computers and Business Equipment -- 2.2%
----------------------------------------------------------------------------
Dell Computer Corp.(1)                               153            $  5,526
Hewlett-Packard Co.                                  172               3,837
International Business Machines Corp.                126              11,274
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                                                                    $ 20,637
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Consumer Non-Durables -- 1.9%
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Gillette Co. (The)                                   160            $  5,104
Procter & Gamble Co.                                 134              13,171
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                                                                    $ 18,275
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Containers & Packaging -- 0.4%
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Smurfit-Stone Container Corp.(1)                     225            $  3,488
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Diversified Manufacturing and Services -- 3.3%
----------------------------------------------------------------------------
3M Co.                                                92            $  7,256
General Electric Co.                                 837              24,281
----------------------------------------------------------------------------
                                                                    $ 31,537
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Electrical Equipment -- 0.7%
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Emerson Electric Co.                                 124            $  7,037
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See notes to financial statements

Eaton Vance Equity Research Fund as of October 31, 2003
PORTFOLIO OF INVESTMENTS Cont'd

Security                                          Shares               Value
----------------------------------------------------------------------------
Electronics - Instruments -- 0.2%
----------------------------------------------------------------------------
Thermo Electron Corp.(1)                              78            $  1,714
----------------------------------------------------------------------------
Electronics - Semiconductors -- 7.7%
----------------------------------------------------------------------------
Altera Corp.(1)                                      250            $  5,057
Analog Devices, Inc.(1)                              174               7,713
Applied Materials, Inc.(1)                           225               5,258
Broadcom Corp., Class A(1)                            71               2,268
Cymer, Inc.(1)                                       150               6,849
Intel Corp.                                          299               9,882
KLA-Tencor Corp.(1)                                   60               3,440
Linear Technology Corp.                              135               5,752
Maxim Integrated Products, Inc.                      161               8,003
Microchip Technology                                 262               8,570
STMicroelectronics NV, NY shares                     265               7,060
Xilinx Inc.(1)                                       116               3,677
----------------------------------------------------------------------------
                                                                    $ 73,529
----------------------------------------------------------------------------
Financial Services -- 9.5%
----------------------------------------------------------------------------
Affiliated Managers Group(1)                          55            $  3,988
American Express Co.                                  90               4,224
Citigroup, Inc.                                      547              25,928
Countrywide Financial Corp.                           50               5,256
Fannie Mae                                            60               4,301
Freddie Mac                                           65               3,648
Goldman Sachs Group, Inc.                             53               4,977
J.P. Morgan Chase & Co.                              136               4,882
Legg Mason, Inc.                                      61               5,078
Merrill Lynch & Co., Inc.                            118               6,986
Moody's Corp.                                        102               5,899
PFF Bancorp, Inc.                                     77               2,872
Student Loan Corp.                                    34               4,404
W Holding Co., Inc.                                  330               7,686
----------------------------------------------------------------------------
                                                                    $ 90,129
----------------------------------------------------------------------------
Foods -- 2.0%
----------------------------------------------------------------------------
Nestle SA, ADR                                       209            $ 11,504
Sara Lee Corp.                                       352               7,015
----------------------------------------------------------------------------
                                                                    $ 18,519
----------------------------------------------------------------------------
Health Care Equipment & Supplies -- 2.1%
----------------------------------------------------------------------------
Boston Scientific Corp.(1)                            90            $  6,095
Medtronic, Inc.                                       83               3,782
St. Jude Medical, Inc.(1)                             90               5,234
Zimmer Holdings, Inc.(1)                              80               5,105
----------------------------------------------------------------------------
                                                                    $ 20,216
----------------------------------------------------------------------------
Health Care Services -- 3.6%
----------------------------------------------------------------------------
Aetna, Inc.                                           67            $  3,846
Cardinal Health, Inc.                                183              10,859
Caremark Rx, Inc.(1)                                 574              14,379
Health Management Associates, Class A                226               5,006
Medco Health Solutions, Inc.(1)                        7                 232
----------------------------------------------------------------------------
                                                                    $ 34,322
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Household Durables -- 0.5%
----------------------------------------------------------------------------
Lennar Corp., Class A                                 51            $  4,684
Lennar Corp., Class B                                  5                 434
----------------------------------------------------------------------------
                                                                    $  5,118
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Household Products -- 0.5%
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Colgate-Palmolive Co.                                 83            $  4,415
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Insurance -- 4.9%
----------------------------------------------------------------------------
AFLAC Inc.                                           112            $  4,086
Allstate Corp.                                       107               4,226
American International Group, Inc.                   233              14,173
Berkshire Hathaway, Class B(1)                         3               7,794
Marsh & McLennan Cos.                                 82               3,506
MetLife, Inc.                                        150               4,710
Progressive Corp.                                     72               5,314
XL Capital Ltd., Class A                              45               3,128
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                                                                    $ 46,937
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See notes to financial statements

Eaton Vance Equity Research Fund as of October 31, 2003
PORTFOLIO OF INVESTMENTS Cont'd

Security                                          Shares               Value
----------------------------------------------------------------------------
IT Consulting & Services -- 1.3%
----------------------------------------------------------------------------
Accenture Ltd., Class A(1)                           198            $  4,633
Fiserv Inc.(1)                                       111               3,921
SunGuard Data Systems, Inc.(1)                       146               4,095
----------------------------------------------------------------------------
                                                                    $ 12,649
----------------------------------------------------------------------------
Machinery -- 2.1%
----------------------------------------------------------------------------
Danaher Corp.                                         56            $  4,640
Deere and Co.                                        145               8,790
Illinois Tool Works, Inc.                             85               6,252
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                                                                    $ 19,682
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Media -- 4.8%
----------------------------------------------------------------------------
Clear Channel Communications, Inc.                    97            $  3,960
Comcast Corp., Class A(1)                            366              12,415
Getty Images, Inc.(1)                                200               8,940
Omnicom Group, Inc.                                   36               2,873
Univision Communications, Inc., Class A(1)           117               3,972
Viacom, Inc., Class B                                215               8,572
Walt Disney Co. (The)                                193               4,370
----------------------------------------------------------------------------
                                                                    $ 45,102
----------------------------------------------------------------------------
Metals & Mining -- 1.5%
----------------------------------------------------------------------------
Alcan Ltd.                                            76            $  3,035
Barrick Gold Corp.                                   164               3,193
GrafTech International, Ltd.(1)                      330               3,429
Peabody Energy Corp.                                 128               4,266
----------------------------------------------------------------------------
                                                                    $ 13,923
----------------------------------------------------------------------------
Oil and Gas -- 5.5%
----------------------------------------------------------------------------
BP PLC, ADR                                          100            $  4,238
ChevronTexaco Corp.                                   54               4,012
ConocoPhillips                                       143               8,172
ENI S.P.A., ADR                                       60               4,770
EOG Resources, Inc.                                  137               5,773
Exxon Mobil Corp.                                    441              16,132
Total SA, ADR                                        121               9,446
----------------------------------------------------------------------------
                                                                    $ 52,543
----------------------------------------------------------------------------
Paper and Forest Products -- 0.3%
----------------------------------------------------------------------------
Weyerhaeuser Co.                                      52            $  3,132
----------------------------------------------------------------------------
Pharmaceuticals -- 6.0%
----------------------------------------------------------------------------
Biovail Corp.(1)                                     389            $  9,355
Forest Laboratories, Inc.(1)                         144               7,201
Impax Laboratories, Inc.(1)                          340               4,032
Johnson & Johnson Co.                                 68               3,422
Lilly (Eli) & Co.                                    115               7,661
Merck & Co., Inc.                                     66               2,921
Pfizer, Inc.                                         398              12,577
Teva Pharmaceutical Industries, Ltd., ADR             84               4,779
Wyeth                                                105               4,635
----------------------------------------------------------------------------
                                                                    $ 56,583
----------------------------------------------------------------------------
Printing and Business Products -- 0.7%
----------------------------------------------------------------------------
Lexmark International, Inc.(1)                        92            $  6,772
----------------------------------------------------------------------------
Retail - Food and Drug -- 0.6%
----------------------------------------------------------------------------
Walgreen Co.                                         151            $  5,258
----------------------------------------------------------------------------
Retail - Multiline -- 3.9%
----------------------------------------------------------------------------
Costco Wholesale Corp.(1)                            245            $  8,666
Target Corp.                                         172               6,835
Wal-Mart Stores, Inc.                                365              21,517
----------------------------------------------------------------------------
                                                                    $ 37,018
----------------------------------------------------------------------------
Retail - Specialty -- 4.9%
----------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A(1)                  296            $  8,436
Best Buy Co., Inc.(1)                                180              10,496
Linens 'N Things, Inc.(1)                            370              10,922
Staples, Inc.(1)                                     383              10,272
TJX Companies, Inc.                                  320               6,717
----------------------------------------------------------------------------
                                                                    $ 46,843
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See notes to financial statements

Eaton Vance Equity Research Fund as of October 31, 2003
PORTFOLIO OF INVESTMENTS Cont'd

Security                                          Shares               Value
----------------------------------------------------------------------------
Software Services -- 4.3%
----------------------------------------------------------------------------
Intuit, Inc.(1)                                       95            $  4,748
Microsoft Corp.                                      888              23,221
Oracle Corp.(1)                                      598               7,152
Symantec Corp.(1)                                     92               6,132
----------------------------------------------------------------------------
                                                                    $ 41,253
----------------------------------------------------------------------------
Tobacco -- 1.0%
----------------------------------------------------------------------------
Altria Group, Inc.                                   195            $  9,068
----------------------------------------------------------------------------
Utilities - Electric -- 3.1%
----------------------------------------------------------------------------
Allete, Inc.                                         155            $  4,683
Entergy Corp.                                         71               3,827
Exelon Corp.                                         110               6,979
FPL Group, Inc.                                       71               4,526
PG&E Corp.(1)                                        161               3,936
Scottish Power PLC, ADR                              214               5,166
----------------------------------------------------------------------------
                                                                    $ 29,117
----------------------------------------------------------------------------
Total Common Stocks
  (identified cost $877,749)                                        $960,491
----------------------------------------------------------------------------
Total Investments -- 101.2%
  (identified cost $877,749)                                        $960,491
----------------------------------------------------------------------------
Other Assets, Less Liabilities -- (1.2)%                            $(11,512)
----------------------------------------------------------------------------
Net Assets -- 100.0%                                                $948,979
----------------------------------------------------------------------------
(1) Non-income producing security.

See notes to financial statements

Eaton Vance Equity Research Fund as of October 31, 2003
FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of October 31, 2003

Assets
----------------------------------------------------------------------------
Investments, at value
  (identified cost, $877,749)                                     $  960,491
Receivable for investments sold                                        3,214
Dividends receivable                                                   1,258
Receivable from the Adviser                                           36,359
----------------------------------------------------------------------------
Total assets                                                      $1,001,322
----------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------
Due to Bank                                                       $   30,765
Payable for investments purchased                                      3,511
Payable to affiliate for service fees                                    201
Accrued expenses                                                      17,866
----------------------------------------------------------------------------
Total liabilities                                                 $   52,343
----------------------------------------------------------------------------

Net Assets for 96,247 shares of beneficial interest outstanding   $  948,979
----------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------
Paid-in capital                                                   $  936,855
Accumulated net realized loss
(computed on the basis of identified cost)                           (71,259)
Accumulated net investment income                                        641
Net unrealized appreciation
(computed on the basis of identified cost)                            82,742
----------------------------------------------------------------------------
Total                                                             $  948,979
----------------------------------------------------------------------------

Net Asset Value and
Redemption Price Per Share
----------------------------------------------------------------------------
($948,979 [DIV] 96,247 shares of beneficial interest outstanding) $     9.86
----------------------------------------------------------------------------

Maximum Offering Price Per Share
----------------------------------------------------------------------------
(100 [DIV] 94.25 of $9.86)                                        $    10.46
----------------------------------------------------------------------------



Statement of Operations

For the Year Ended
October 31, 2003

Investment Income
----------------------------------------------------------------------------
Dividends (net of foreign taxes, $111)                            $   11,968
Interest                                                                  85
----------------------------------------------------------------------------
Total investment income                                           $   12,053
----------------------------------------------------------------------------
Expenses--
  Investment adviser fee                                          $    5,348
  Administration fee                                                   1,217
  Service fees                                                         2,034
  Custodian fee                                                        7,436
  Legal and accounting services                                       29,673
  Printing and postage                                                 4,580
  Registration fees                                                    1,020
  Transfer and dividend disbursing agent fees                            657
  Miscellaneous                                                        2,371
----------------------------------------------------------------------------
Total expenses                                                    $   54,336
----------------------------------------------------------------------------
Deduct--
  Waiver and reimbursement of expenses by the Adviser
    and/or Administrator                                          $   42,924
----------------------------------------------------------------------------
Total expense reductions                                          $   42,924
----------------------------------------------------------------------------
Net expenses                                                      $   11,412
----------------------------------------------------------------------------
Net investment income                                             $      641
----------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------
Net realized gain (loss)--
  Investment transactions (identified cost basis)                 $  (10,504)
----------------------------------------------------------------------------
Net realized loss                                                 $  (10,504)
----------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)--
  Investments (identified cost basis)                             $  149,518
----------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)              $  149,518
----------------------------------------------------------------------------
Net realized and unrealized gain                                  $  139,014
----------------------------------------------------------------------------
Net increase in net assets from operations                        $  139,655
----------------------------------------------------------------------------

See notes to financial statements

Eaton Vance Equity Research Fund as of October 31, 2003
FINANCIAL STATEMENTS Cont'd

Statements of Changes in Net Assets


Increase (Decrease)                                                            Year Ended         Year Ended
in Net Assets                                                            October 31, 2003   October 31, 2002
------------------------------------------------------------------------------------------------------------
From operations--
  Net investment income (loss)                                                   $    641          $     (81)
  Net realized loss                                                               (10,504)           (60,755)
  Net change in unrealized appreciation (depreciation)                            149,518            (66,776)
------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                       $139,655          $(127,612)
------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest--
  Proceeds from sale of shares                                                   $189,379          $ 825,552
  Cost of shares redeemed                                                         (66,202)           (11,793)
------------------------------------------------------------------------------------------------------------
Net increase in net assets from Fund share transactions                          $123,177          $ 813,759
------------------------------------------------------------------------------------------------------------
Net increase in net assets                                                       $262,832          $ 686,147
------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------
At beginning of year                                                             $686,147          $      --
------------------------------------------------------------------------------------------------------------
At end of year                                                                   $948,979          $ 686,147
------------------------------------------------------------------------------------------------------------

Accumulated undistributed net investment income included in net assets
------------------------------------------------------------------------------------------------------------
At end of year                                                                   $    641          $      --
------------------------------------------------------------------------------------------------------------

See notes to financial statements

Eaton Vance Equity Research Fund as of October 31, 2003
FINANCIAL STATEMENTS Cont'd

Financial Highlights
                                                                            Year Ended            Year Ended
                                                                      October 31, 2003(1)   October 31, 2002(1)
------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                                           $ 8.400               $10.000
------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                   $ 0.007               $(0.001)
------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                          1.453                (1.599)
------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                                            $ 1.460               $(1.600)
------------------------------------------------------------------------------------------------------------
Net asset value -- End of year                                                 $ 9.860                $8.400
------------------------------------------------------------------------------------------------------------
Total Return(2)                                                                  17.38%               (16.00)%
------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data *
------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                                      $   949               $   686
Ratios (As a percentage of average daily net assets):
  Net expenses                                                                    1.40%                 1.45%
  Net expenses after custodian fee reduction                                      1.40%                 1.40%
  Net investment income (loss)                                                    0.08%                (0.01)%
Portfolio Turnover                                                                  64%                   90%
------------------------------------------------------------------------------------------------------------
* The operating expenses of the Fund reflect a waiver of the investment adviser fee, a waiver of the administration fee, and an allocation of expenses to the Adviser. Had such actions not been taken, the ratios and the net investment loss per share would have been as follows:

Ratios (As a percentage of average daily net assets):
  Expenses                                                                        6.67%                 7.22%
  Expenses after custodian fee reduction                                          6.67%                 7.17%
  Net investment loss                                                            (5.19)%               (5.78)%

Net investment loss per share                                                  $(0.461)              $(0.552)
------------------------------------------------------------------------------------------------------------
(1) Net investment loss per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.  Total return is not computed on an annualized basis.

See notes to financial statements

Eaton Vance Equity Research Fund as of October 31, 2003
NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
--------------------------------------------------------------------------
Eaton Vance Equity Research Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust) and commenced operations on November 1, 2001. The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-end management investment company. The Fund's investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuations -- Securities listed on foreign or U.S. securities exchanges are valued at closing sales prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded or on such National Market System. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable are valued at fair value as determined in good faith by or at the direction of the Trustees.

B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date.

C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2003, the Fund, for Federal income tax purposes, had a capital loss carryover of $67,674, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2010 ($57,732) and October 31, 2011 ($9,942). At
October 31, 2003, the Fund's undistributed ordinary income on a tax basis was $641.

D Expenses -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations. For the year ended October 31, 2003, no credit balances were used to reduce the Fund's custodian fee.

F Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Other -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed on the specific identification of the securities sold.


2 Distributions to Shareholders
--------------------------------------------------------------------------
It is the present policy of the Fund to distribute semi-annually substantially all of the net investment income of the Fund and to distribute, at least annually, substantially all of its net realized capital gains, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

Eaton Vance Equity Research Fund as of October 31, 2003
NOTES TO FINANCIAL STATEMENTS cont'd


3 Shares of Beneficial Interest
--------------------------------------------------------------------------
The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

                                   Year Ended              Year Ended
                                October 31, 2003        October 31, 2002
--------------------------------------------------------------------------
Sales                                21,741                  82,934
--------------------------------------------------------------------------
Redemptions                          (7,169)                 (1,259)
--------------------------------------------------------------------------
Net increase                         14,572                  81,675
--------------------------------------------------------------------------

At October 31, 2003, Eaton Vance Management (EVM) and an EVM retirement plan owned 52% and 29%, respectively, of the outstanding shares of the Fund.


4 Investment Adviser Fee and
  Other Transactions with Affiliates
--------------------------------------------------------------------------
The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. EVM receives a monthly advisory fee equal to 0.65% of the average daily net assets of the Fund up to $500 million and at reduced rates as daily net assets exceed that level. For the year ended October 31, 2003, the fee amounted to $5,348, all of which was waived. An administrative fee is earned by EVM as compensation for administering certain business affairs of the Fund. The fee is equal to 0.15% of the average daily net assets of the Fund. For year ended October 31, 2003, the fee amounted to $1,217, all of which was waived. To enhance the net investment income of the Fund, EVM was allocated $36,359 of the Fund's operating expenses. EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based on the actual expenses incurred by EVM in the performance of those services. For the year ended October 31, 2003, EVM earned $66 in sub-transfer agent fees from the Fund.

Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Trustees of the Fund who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2003, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organization.


5 Service Plan
--------------------------------------------------------------------------
The Trust has in effect a Service Plan (the Plan) for the Fund. The Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% of the Fund's average daily net assets. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees for the year ended October 31, 2003 amounted to $2,034.


6 Investment Transactions
--------------------------------------------------------------------------
Purchases and sales of investments, other than short-term obligations, aggregated $712,915 and $511,466, respectively for the year ended October 31, 2003.


7 Federal Income Tax Basis of Unrealized
  Appreciation (Depreciation)
--------------------------------------------------------------------------

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2003, as computed on a federal income tax basis, were as follows:

Aggregate cost                                                $881,335
--------------------------------------------------------------------------
Gross unrealized appreciation                                 $110,157
Gross unrealized depreciation                                  (31,001)
--------------------------------------------------------------------------
Net unrealized appreciation                                   $ 79,156
--------------------------------------------------------------------------


8 Shareholder Meeting (Unaudited)
--------------------------------------------------------------------------
The Fund held a Special Meeting of Shareholders on
June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                                    Number of
                                                      Shares
--------------------------------------------------------------------------
Nominee for Trustee                       Affirmative        Withheld
--------------------------------------------------------------------------
Jessica M. Bibliowicz                        8,445            69,886

Donald R. Dwight                             8,445            69,886

James B. Hawkes                              8,445            69,886

Samuel L. Hayes, III                         8,445            69,886

William H. Park                              8,445            69,886

Norton H. Reamer                             8,445            69,886

Lynn A. Stout                                8,445            69,886
--------------------------------------------------------------------------

Each nominee was elected a Trustee of the Trust by a plurality of the shares of the entire Trust. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Trust.

Eaton Vance Equity Research Fund as of October 31, 2003
INDEPENDENT AUDITORS' REPORT

To the Trustees and Shareholders of
Eaton Vance Equity Research Fund:
--------------------------------------------------------------------------
In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Eaton Vance Equity Research Fund (the "Fund") at October 31, 2003, and the results of its operations, the changes in its net assets, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 16, 2003

Eaton Vance Equity Research Fund as of October 31, 2003
MANAGEMENT AND ORGANIZATION

Fund Management

The Trustees of Eaton Vance Mutual Funds Trust (the Trust), are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts, 02109. As used below, "EVC" means Eaton Vance Corporation, "EV" means Eaton Vance, Inc., "EVM" means Eaton Vance Management, "BMR" means Boston Management and Research and "EVD" means Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter and a wholly-owned subsidiary of EVM.

                                                                                               Number of
                                         Term of                                               Portfolios in
                        Position(s)      Office and                                            Fund Complex    Other
Name and                with the         Length of    Principal Occupation(s)                  Overseen        Directorships
Date of Birth           Trust            Service      During Past Five Years                   By Trustee(1)   Held
----------------------------------------------------------------------------------------------------------------------------------
Interested Trustee(s)
----------------------------------------------------------------------------------------------------------------------------------
Jessica M. Bibliowicz   Trustee          Since 1998   Chairman, President and Chief            192             Director of
11/28/59                                              Executive Officer of National                            National Financial
                                                      Financial Partners (financial                            Partners
                                                      services company) (since April
                                                      1999). President and Chief
                                                      Operating Officer of John A.
                                                      Levin & Co. (registered
                                                      investment adviser) (July 1997
                                                      to April 1999) and a Director
                                                      of Baker, Fentress & Company,
                                                      which owns John A. Levin &
                                                      Co. (July 1997 to April 1999).
                                                      Ms. Bibliowicz is an interested
                                                      person because of her affiliation
                                                      with a brokerage firm.

James B. Hawkes         Trustee          Since 1991   Chairman, President and Chief            194             Director of EVC
11/9/41                                               Executive Officer of BMR, EVC,
                                                      EVM and EV; Director of EV;
                                                      Vice President and Director of
                                                      EVD. Trustee and/or officer of
                                                      194 registered investment
                                                      companies in the Eaton Vance
                                                      Fund Complex. Mr. Hawkes is
                                                      an interested person because of
                                                      his positions with BMR, EVM,
                                                      EVC and EV, which are affiliates
                                                      of the Trust.


Eaton Vance Equity Research Fund as of October 31, 2003
MANAGEMENT AND ORGANIZATION cont'd


                                                                                               Number of
                                         Term of                                               Portfolios in
                        Position(s)      Office and                                            Fund Complex    Other
Name and                with the         Length of    Principal Occupation(s)                  Overseen        Directorships
Date of Birth           Trust            Service      During Past Five Years                   By Trustee(1)   Held
----------------------------------------------------------------------------------------------------------------------------------
Noninterested Trustees
----------------------------------------------------------------------------------------------------------------------------------
Samuel L. Hayes, III    Trustee          Since 1986   Jacob H. Schiff Professor of             194             Director of Tiffany
2/23/35                                               Investment Banking Emeritus,                             & Co. (specialty
                                                      Harvard University Graduate                              retailer) and
                                                      School of Business Administration.                       Director of
                                                                                                               Telect, Inc.
                                                                                                               (telecommunica-
                                                                                                               tion services
                                                                                                               company)

William H. Park         Trustee          Since 2003   President and Chief Executive            191             None
9/19/47                                               Officer, Prizm Capital Management,
                                                      LLC (investment management
                                                      firm) (since 2002). Executive Vice
                                                      President and Chief Financial
                                                      Officer, United Asset Management
                                                      Corporation (a holding company
                                                      owning institutional investment
                                                      management firms) (1982-2001).

Ronald A. Pearlman      Trustee          Since 2003   Professor of Law, Georgetown             191             None
7/10/40                                               University Law Center (since
                                                      1999). Tax Partner, Covington &
                                                      Burling, Washington, DC
                                                      (1991-2000).

Eaton Vance Equity Research Fund as of October 31, 2003
MANAGEMENT AND ORGANIZATION cont'd


                                                                                               Number of
                                         Term of                                               Portfolios in
                        Position(s)      Office and                                            Fund Complex    Other
Name and                with the         Length of    Principal Occupation(s)                  Overseen        Directorships
Date of Birth           Trust            Service      During Past Five Years                   By Trustee(1)   Held
----------------------------------------------------------------------------------------------------------------------------------
Noninterested Trustees (continued)
----------------------------------------------------------------------------------------------------------------------------------
Norton H. Reamer        Trustee          Since 1986   President and Chief Executive            194             None
9/21/35                                               Officer of Asset Management
                                                      Finance Corp. (a specialty finance
                                                      company serving the investment
                                                      management industry) (since
                                                      October 2003). President, Unicorn
                                                      Corporation (an investment and
                                                      financial advisory services
                                                      company) (since September 2000).
                                                      Formerly, Chairman, Hellman,
                                                      Jordan Management Co., Inc. (an
                                                      investment management company)
                                                      (2000-2003). Formerly, Advisory
                                                      Director of Berkshire Capital
                                                      Corporation (investment banking
                                                      firm) (2000-2003). Formerly,
                                                      Chairman of the Board, United
                                                      Asset Management Corporation
                                                      (a holding company owning
                                                      institutional investment
                                                      management firms) and Chairman,
                                                      President and Director, UAM Funds
                                                      (mutual funds) (1980-2000).

Lynn A. Stout           Trustee          Since 1998   Professor of Law, University of          194             None
9/14/57                                               California at Los Angeles School
                                                      of Law (since July 2001).
                                                      Formerly, Professor of Law,
                                                      Georgetown University Law
                                                      Center.


Eaton Vance Equity Research Fund as of October 31, 2003
MANAGEMENT AND ORGANIZATION cont'd


                                         Term of
                        Position(s)      Office and
Name and                with the         Length of    Principal Occupation(s)
Date of Birth           Trust            Service      During Past Five Years
----------------------------------------------------------------------------------------------------------------------------------
Principal Officers Who Are Not Trustees
----------------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.     President        Since 2002   Executive Vice President of BMR,
5/31/58                                               EVM, EVC and EV; Chief Investment
                                                      Officer of EVM and BMR and
                                                      Director of EVC. Chief Executive
                                                      Officer of Belair Capital Fund LLC,
                                                      Belcrest Capital Fund LLC, Belmar
                                                      Capital Fund LLC, Belport Capital
                                                      Fund LLC and Belrose Capital Fund
                                                      LLC (private investment companies
                                                      sponsored by EVM). Officer of 53
                                                      registered investment companies
                                                      managed by EVM or BMR.

William H. Ahern, Jr.   Vice President   Since 1995   Vice President of EVM and BMR.
7/28/59                                               Officer of 35 registered investment
                                                      companies managed by EVM or BMR.

Thomas J. Fetter        Vice President   Since 1997   Vice President of EVM and BMR.
8/20/43                                               Trustee and President of The
                                                      Massachusetts Health & Education
                                                      Tax-Exempt Trust. Officer of 127
                                                      registered investment companies
                                                      managed by EVM or BMR.

Michael R. Mach         Vice President   Since 1999   Vice President of EVM and BMR.
7/15/47                                               Previously, Managing Director and
                                                      Senior Analyst for Robertson Stephens
                                                      (1998-1999). Officer of 25
                                                      registered investment companies
                                                      managed by EVM or BMR.

Robert B. MacIntosh     Vice President   Since 1998   Vice President of EVM and BMR.
1/22/57                                               Officer of 127 registered investment
                                                      companies managed by EVM or BMR.

Duncan W. Richardson    Vice President   Since 2001   Senior Vice President and Chief
10/26/57                                              Equity Investment Officer of EVM
                                                      and BMR. Officer of 41 registered
                                                      investment companies managed
                                                      by EVM or BMR.


Eaton Vance Equity Research Fund as of October 31, 2003
MANAGEMENT AND ORGANIZATION cont'd


                                         Term of
                        Position(s)      Office and
Name and                with the         Length of    Principal Occupation(s)
Date of Birth           Trust            Service      During Past Five Years
----------------------------------------------------------------------------------------------------------------------------------
Principal Officers Who Are Not Trustees (continued)
----------------------------------------------------------------------------------------------------------------------------------
Walter A. Row, III      Vice President   Since 2001   Director of Equity Research and a
7/20/57                                               Vice President of EVM and BMR.
                                                      Officer of 22 registered investment
                                                      companies managed by EVM or BMR.

Judith A. Saryan        Vice President   Since 2003   Vice President of EVM and BMR.
8/21/54                                               Previously, Portfolio Manager and
                                                      Equity Analyst for State Street Global
                                                      Advisors (1980-1999). Officer of 24
                                                      investment companies managed by
                                                      EVM or BMR.

Susan Schiff            Vice President   Since 2002   Vice President of EVM and BMR.
3/31/61                                               Officer of 26 registered investment
                                                      companies managed by EVM or BMR.

Alan R. Dynner          Secretary        Since 1997   Vice President, Secretary and Chief
10/10/40                                              Legal Officer of BMR, EVM, EVD, EV
                                                      and EVC. Officer of 194 registered
                                                      investment companies managed by
                                                      EVM or BMR.

James L. O'Connor       Treasurer        Since 1989   Vice President of BMR, EVM and EVD.
4/1/45                                                Officer of 115 registered investment
                                                      companies managed by EVM or BMR.

(1) Includes both master and feeder funds in a master feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge by calling
1-800-225-6265.


THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

Investment Adviser and Administrator of Eaton Vance Equity Research Fund Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Accountants
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110


Eaton Vance Equity Research Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

-----------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
-----------------------------------------------------------------------

1325-12/03                                                        ERSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling
1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm).
Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services.

Not Required in Filing.

Item 5.  Audit Committee of Listed Registrants

Not Required in Filing.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies

Not required in this filing.

Item 8. [Reserved]

Item 9. Controls and Procedures

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits

(a)(1)     Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)  Treasurer's Section 302 certification.
(a)(2)(ii) President's Section 302 certification.
(b)        Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust (On behalf of Equity Research Fund)

By: /s/ Thomas E. Faust Jr.
    ---------------------------
Thomas E. Faust Jr.
President

Date: December 19, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ James L. O'Connor
    ---------------------------
James L. O'Connor
Treasurer

Date: December 19, 2003

By: /s/ Thomas E. Faust Jr.
    ---------------------------
Thomas E. Faust Jr.
President

Date: December 19, 2003